UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07344
Morgan Stanley Insured Municipal Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments ▪ July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (150.9%)
	Arizona (1.4%)
$1,595	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00%	09/01/26	$1,603,374
2,500	University of Arizona, 2003 Ser B COPs (AMBAC Insd)	5.00	06/01/23	2,541,650

				4,145,024

	California (32.6%)
1,475	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00	12/01/24	1,511,388
1,160	Alvord Unified School District, 2007 Election Ser 2007 A (FSA Insd)	5.00	08/01/27	1,190,311
20,000	Anaheim Public Financing Authority, California, Anaheim Electric Ser 2007-A (MBIA Insd)(a)	4.50	10/01/37	18,106,200
8,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	6,823,999
3,050	California Department of Water Resources Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	3,178,863
10,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (AMBAC Insd) (ETM) (a)	5.00	01/01/28	10,676,000
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd) (ETM)	5.00	01/01/28	5,338,000
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (Insd FGIC)	5.00	06/01/38	5,408,400
9,000	Long Beach, Harbor Refg Ser 1998 A (AMT) (FGIC Insd)	6.00	05/15/18	9,676,890
3,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24	3,083,760
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd) (a)	5.00	07/01/24	5,137,538
4,000	Oxnard Financing Authority, Water & Power, Water 2004 Ser C (XLCA Insd)	5.00	06/01/28	3,887,000
3,000	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional Ser 2006 (FGIC Insd)	5.00	12/01/36	2,968,410
5,000	San Diego County Water Authority, California, Ser 2002 A COPs (MBIA Insd)	5.00	05/01/27	5,060,700
5,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd) (a)	5.00	05/01/29	5,036,650
3,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	2,649,990
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00	05/15/22	2,045,980
3,310	University of California, Ser 2007-S (FSA Insd) (a)	4.50	05/15/31	3,209,915
2,690	University of California, Ser 2007-S (FSA Insd) (a)	4.50	05/15/35	2,576,350

				97,566,344

	Colorado (2.2%)
4,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	3,447,040
630	Colorado Health Facilities Authority, Ser 2006 (FSA Insd)	4.75	09/01/25	623,435
3,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	2,570,820

				6,641,295

	Connecticut (0.5%)
1,525	Connecticut Health & Educational Facilities Authority, Quinnipiac University Issue Ser 2007 K-2 (MBIA Insd)	5.00	07/01/25	1,542,782

	District of Columbia (2.1%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	1,837,980
3,000	District of Columbia, American Association for the Advancement of Science Ser 1997 (AMBAC Insd)	5.125	01/01/27	3,008,580
1,350	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008A (AGC Insd)	5.00	10/01/28	1,362,771

				6,209,331

	Florida (8.1%)
1,550	Florida Mid-Bay Bridge Authority, Refg Ser 2008 (AGC Insd)	5.00	10/01/27	1,527,355
15,000	Miami-Dade County School Board, 2003 Ser A (FGIC Insd)	5.00	08/01/29	14,452,350
3,000	Orange County School Board, Ser 2001 A COPs (AMBAC Insd)	5.25	08/01/14	3,165,810
5,000	Tampa Bay Water Authority, Ser 2001 A (FGIC Insd)	5.00	10/01/28	5,002,550

				24,148,065

	Georgia (4.1%)
5,000	Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (FSA Insd) (a)	5.00	01/01/33	5,002,278
5,000	Atlanta, Water & Wastewater, Ser 2004 (FSA Insd)	5.00	11/01/23	5,093,600
2,000	Augusta, Water & Sewer Ser 2004 (FSA Insd)	5.25	10/01/39	2,054,080

				12,149,958

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Hawaii (1.7%)
5,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Ser 1999 C (AMT) (AMBAC Insd)	6.20		11/01/29	5,044,000

	Idaho (0.9%)
2,500	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/24	2,671,850

	Illinois (6.7%)
480	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	499,032
1,210	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/26	1,255,085
5,000	Chicago, O’Hare Int’l Airport, Third Lien Ser 2005 A (MBIA Insd)	5.25		01/01/25	5,021,100
1,175	DeKalb County Community Unit School District #428, Ser 2008 (FSA Insd)	5.00		01/01/27	1,197,043
2,000	Illinois Finance Authority, Swedish American Hospital Ser A (FSA Insd)	5.00		11/15/31	1,914,960
6,575	Kendall, Kane & Will Counties, Community Unit School District #308 Capital Appreciation Ser 2008 (FSA Insd)	0.00		02/01/27	2,493,635
3,000	Metropolitan Pier & Exposition Authority, McCormick Place Refg Ser 2002 B (MBIA Insd)	0.00	(b)	06/15/18	2,650,020
5,000	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (MBIA Insd)	5.25		06/15/42	5,052,750

					20,083,625

	Indiana (1.5%)
2,000	Indiana Health Facilities Financing Authority, Community Health Ser 2005 A (AMBAC Insd)	5.00		05/01/35	1,890,000
2,400	Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd)	5.00		06/01/19	2,479,344

					4,369,344

	Louisiana (1.4%)
4,000	Lafayette, Utilities Ser 2004 (MBIA Insd)	5.25		11/01/25	4,139,560

	Massachusetts (1.1%)
3,275	Massachusetts Municipal Wholesale Electric Company, 1993 Ser A (AMBAC Insd) (ETM)	5.00		07/01/10	3,380,029

	Michigan (1.9%)
2,390	Detroit, Sewage Refg Ser 2003 A (FSA Insd)	5.00		07/01/28	2,392,988
1,125	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50		10/01/23	1,107,923
425	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50		10/01/24	416,368
760	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00		11/15/25	780,877
960	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00		11/15/29	969,936

					5,668,092

	Missouri (0.8%)
2,500	Missouri Joint Municipal Electric Utility Commission Plum Point Ser 2006 (MBIA Insd)	5.00		01/01/26	2,334,375

	Montana (0.7%)
2,000	Montana Facility Finance Authority, Bebefits Health Care Ser 2007 (AGC Insd)	5.00		01/01/37	1,967,120

	Nebraska (1.6%)
5,000	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00		01/01/35	4,857,000

	Nevada (3.4%)
5,080	Las Vegas Water District, Impr & Refg Ser 2003 a (FGIC Insd)	5.25		06/01/19	5,357,978
975	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375		01/01/40	646,844
4,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd) (WI)	5.00		06/01/26	4,109,241

					10,114,063

	New Hampshire (0.4%)
1,300	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (AMBAC Insd)	5.125		07/01/33	1,300,624

	New Jersey (1.7%)
4,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC Insd)	5.25		06/15/20	4,205,600
1,000	University of Medicine & Dentistry, Ser 2004 COPs (MBIA Insd)	5.00		06/15/29	962,330

					5,167,930

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	New York (17.7%)
16,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50	02/15/47		13,960,320
3,000	Long Island Power Authority, Refg Ser 2003 C (FSA Insd)	5.00	09/01/28		3,029,340
4,000	Long Island Power Authority, Ser 2006 A (XLCA Insd)	5.00	12/01/26		3,947,760
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund Refg Ser 2002 A (FSA Insd)	5.25	11/15/24		3,113,070
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25		9,907,900
2,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31		1,937,040
2,500	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46		2,354,600
1,735	New York City Transitional Finance Authority, 2000 Ser C (AMBAC Insd)	5.25	08/01/21		1,797,876
2,500	New York State Transitional Finance Authority, 2000 Ser C (AMBAC Insd)(c)	5.25	08/01/22		2,614,000
10,000	Triborough Bridge & Tunnel Authority, Refg 2002 E (MBIA Insd) (a)	5.25	11/15/22		10,399,150

					53,061,056

	North Carolina (3.0%)
6,000	North Carolina Municipal Power Agency #1, Catawba Ser 2003 (MBIA Insd)	5.25	01/01/19		6,186,660
3,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC Insd)	5.00	06/01/36		2,894,940

					9,081,600

	Ohio (0.5%)
2,545	Cleveland Ohio Public Power System, Ser 2008 B-2 (MBIA Insd)	0.00	11/15/26		955,316
1,720	Cleveland Ohio Public Power System, Ser 2008 B-2 (MBIA Insd)	0.00	11/15/28		570,937

					1,526,253

	Oregon (1.0%)
3,000	Oregon Department of Administrative Services, COPs Ser 2005 B (FGIC Insd)	5.00	11/01/24		3,028,830

	Pennsylvania (6.1%)
5,000	Allegheny County Hospital Development Authority, Pittsburgh Mercy Health Ser 1996 (AMBAC Insd) (ETM)	5.625	08/15/18		5,296,600
2,000	Delaware County Industrial Development Authority, Aqua Inc Ser A 2005 (AMT) (FGIC Insd)	5.00	11/01/37		1,773,200
4,110	Pennsylvania, First Ser 2003 (MBIA Insd)(a)	5.00	01/01/13	(d)	4,437,834
1,450	Pennsylvania Turnpike Commission, Ser 2008 Subser A-1 (AGC Insd)	5.00	06/01/25		1,483,843
5,000	Philadelphia, Water & Wastewater Ser 1998 (AMBAC Insd)	5.25	12/15/14		5,360,750

					18,352,227

	Rhode Island (3.7%)
10,000	Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B (MBIA Insd) (ETM)	6.00	08/01/17		10,936,300

	South Carolina (5.2%)
1,500	Medical University Hospital Authority, FHA Insured Mtge Ser 2004 A (MBIA Insd)	5.25	02/15/25		1,527,915
10,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/27		10,142,325
4,000	South Carolina Public Service Authority, Santee Cooper 2006 Ser A (MBIA Insd)	5.00	01/01/36		3,952,760

					15,623,000

	Texas (23.3%)
3,020	Amarillo Health Facilities Corporation, Baptist St Anthony’s Hospital Ser 1998 (FSA Insd)	5.50	01/01/16		3,273,861
5,075	Amarillo Health Facilities Corporation, Baptist St Anthony’s Hospital Ser 1998 (FSA Insd)	5.50	01/01/17		5,497,341
9,000	Dallas-Fort Worth International Airport, Ser 2003 A (AMT) (FSA Insd) (a)	5.375	11/01/22		9,003,502
1,000	Friendswood Independent School District, Ser 2008 (PSF Insd)	5.00	02/15/27		1,018,210
2,160	Harris County Health Facilities Development Corp, Thermal Utility Ser 2008 (AGC Insd)	5.25	11/15/24		2,246,940
15,000	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23		15,215,400
4,000	Houston, Public Impr & Refg Ser 2001 B (FSA Insd)	5.50	03/01/17		4,239,200
1,175	Houston Community College System, Sr Lien Student Fee Ser 2008 (FSA Insd)	5.00	04/15/25		1,204,904
330	Houston Community College System, Sr Lien Student Fee Ser 2008 (FSA Insd)	5.00	04/15/26		337,105
3,975	Houston Hotel Occupancy, Capital Appreciation Ser 2001 B (FSA Insd)	0.00	09/01/26		1,498,018
1,550	Humble Independent School District, Unlimited Tax School Building Ser 2008A (AGC Insd)	5.00	02/15/25		1,585,386
8,200	North Texas Tollway Authority, First Tier Capital Appreciation Refg Ser 2008D (AGC Insd)	0.00	01/01/28		2,631,544
8,575	Lower Colorado River Authority, Refg Ser 1999 A (MBIA Insd)	5.00	05/15/31		8,448,177
5,000	Lower Colorado River Authority, Refg Ser 2001 A (FSA Insd)	5.00	05/15/26		5,035,850
3,000	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32		2,999,760
4,000	Texas Turnpike Authority, Central Texas Ser 2002 A (AMBAC Insd)	5.50	08/15/39		4,063,480
1,510	Victoria Independent School District, Unlimited Tax School Building Ser 2008 (PSF Insd)	5.00	02/15/24		1,558,546

					69,857,224

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Utah (1.7%)
5,000	Intermountain Power Agency, Utah, 2003 Ser A (FSA Insd)	5.00		07/01/21	5,143,400

	Virginia (1.0%)
3,000	Richmond Metropolitan Authority, Refg Ser 2002 (FGIC Insd)	5.25		07/15/22	3,128,940

	Washington (11.9%)
6,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (MBIA Insd)	5.00		09/01/31	5,879,040
5,000	King County, Sewer Refg 2001 (FGIC Insd)	5.00		01/01/31	5,012,249
8,025	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)(a)	5.00		12/01/23	8,045,464
5,000	Port of Seattle, Ser 2001 B (AMT) (MBIA Insd)	5.625		02/01/24	5,011,700
2,890	Seattle, Water Refg 2003 (MBIA Insd)	5.00		09/01/20	2,976,729
2,870	Seattle, Water Refg 2003 (MBIA Insd)	5.00		09/01/23	2,941,004
2,500	Spokane School District #81, Ser 2005 (MBIA Insd)	0.00	(e)	12/01/23	2,505,875
4,300	Washington State Motor Vehicle Fuel Tax, Ser 2004F (AMBAC Insd)	0.00		12/01/29	1,379,741
2,000	Washington State Health Care Facilities Authority, Kadlec Medical Center Ser 2006 A (AGC Insd)	5.00		12/01/30	1,976,000

					35,727,802

	West Virginia (1.0%)
2,900	West Virginia Water Development Authority, Loan Program II Refg Ser 2003 B (AMBAC Insd)	5.25		11/01/23	2,999,586

	Total Tax-Exempt Municipal Bonds (Cost $457,415,124)				451,966,629

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (6.7%)
	Investment Company
20,182	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $20,181,912)	20,181,912

	Total Investments (Cost $477,597,036)	472,148,541

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (-20.6%)
(61,885)	Notes with interest rates ranging from 1.51% to 2.59% at July 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 10/01/37 (g) (Cost $(61,885,000))		(61,885,000)

	Total Net Investments (Cost $415,712,036) (h) (i)	137.0%	410,263,541
	Other Assets in Excess of Liabilites	(1.3)	3,903,637
	Preferred Shares of Beneficial Interest	(38.3)	(114,700,000)

	Net Assets Applicable to Common Shareholders	100.0%	299,467,178

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrow to Maturity.

WI	Security purchased on a when-issued basis.

(a)	Underlying securities related to inverse floaters entered into by the Trust.

(b)	Currently a zero coupon security; will convert to 5.30% on June 15, 2012.

(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $847,637.

(d)	Prerefunded to call date shown.

(e)	Currently a zero coupon security; will convert to 5.125% on December 01, 2008.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(g)	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at July 31, 2008.

(h)	Securities have been designated as collateral in an amount equal to $156,977,410 in connection with open futures and swap contracts, securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

510	Long	U.S. Treasury Notes 10 Year September 2008	$58,562,346	$481,819
815	Long	Swap Future 5 Year September 2008	87,905,395	308,417
505	Short	U.S. Treasury Notes 5 Year September 2008	(56,224,650)	(400,708)
9	Short	U.S. Treasury Notes 10 Year September 2008	(954,000)	(7,333)
271	Short	U.S. Treasury Bonds 20 Year September 2008	(31,300,500)	(388,093)
362	Short	Swap Future 10 Year September 2008	(39,853,938)	(326,759)

		Net Unrealized Depreciation		($307,550)

INTEREST RATE SWAP CONTRACTS OPEN AT JULY 31, 2008:

							UNREALIZED
	NOTIONAL	PAYMENTS		PAYMENTS		TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND		MADE BY FUND		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	$20,780	Fixed Rate 5.385%		Floating Rate 0.00%	@	February 14, 2018	$88,523

Bank of America N.A.	4,690	Fixed Rate 5.58		Floating Rate 0.00	@	February 28, 2018	52,153

Bank of America N.A.	5,890	Fixed Rate 5.070		Floating Rate 0.00	@	April 14, 2018	(46,237)

Bank of America N.A.	5,870	Fixed Rate 4.982		Floating Rate 0.00	@	April 15, 2018	(64,453)

Merrill Lynch & Co.	7,830	Fixed Rate 5.00		Floating Rate 0.00	@	April 15, 2018	(81,119)

JPMorgan Chase Bank N.A.	26,460	Floating Rate 0.00	@	Fixed Rate 5.831		February 14, 2023	(221,470)

Bank of America N.A.	5,901	Floating Rate 0.00	@	Fixed Rate 5.99		February 28, 2023	(75,179)

Bank of America N.A.	7,535	Floating Rate 0.00	@	Fixed Rate 5.47		April 14, 2023	11,604

Bank of America N.A.	7,165	Floating Rate 0.00	@	Fixed Rate 5.38		April 15, 2023	28,660

Merrill Lynch & Co.	10,065	Floating Rate 0.00	@	Fixed Rate 5.395		April 15, 2023	36,133

		Net Unrealized Depreciation					($271,384)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
September 18, 2008

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